INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	Useful Lives	September 30, 2022	December 31, 2021

Customer relationships	5 years	$3,003,676	$3,003,676
Less accumulated amortization		(2,207,208)	(1,756,657)
Net carrying value		$796,468	$1,247,019

Schedule of future accumulated amortization

2022 (balance of 2022)	$150,184
2023	600,735
2024	45,549
Total	$796,468